UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

SB ADJUSTABLE RATE INCOME PORTFOLIO

FORM NQ

JULY 31, 2005

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.5%
Australia - 2.4%
73,000	Babcock & Brown Ltd.*	$853,381
63,000	Macquarie Bank Ltd.	3,012,869

	Total Australia	3,866,250

Denmark - 1.1%
35,930	Novo Nordisk A/S, Class B Shares (a)	1,857,602

Finland - 2.2%
225,000	Nokia Oyj	3,594,127

France - 6.2%
72,000	Axa (a)	1,968,392
32,625	Essilor International SA (a)	2,372,274
25,000	Groupe Danone (a)	2,474,317
13,000	Total SA (a)	3,263,915
800	Total SA, Sponsored ADR	100,000

	Total France	10,178,898

Germany - 4.1%
25,300	BASF AG (a)	1,798,222
450	BASF AG, Sponsored ADR	31,860
12,500	SAP AG (a)	2,150,017
1,300	SAP AG, Sponsored ADR	55,666
76,400	Stada Arzneimittel AG (a)	2,626,143

	Total Germany	6,661,908

Greece - 1.0%
25,000	EFG Eurobank Ergasias*	793,844
45,000	Piraeus Bank SA	856,914

	Total Greece	1,650,758

Hong Kong - 3.5%
120,000	Hutchison Whampoa Ltd. (a)	1,172,968
826,000	Li & Fung Ltd.	1,736,957
295,000	Swire Pacific Ltd., Class A Shares	2,819,045

	Total Hong Kong	5,728,970

Ireland - 9.6%
106,900	Bank of Ireland	1,778,922
170,512	CRH PLC	4,829,109
584,000	Grafton Group PLC*	6,630,005
186,740	Irish Continental Group PLC	2,332,919
35,000	United Drug PLC	146,458

	Total Ireland	15,717,413

Italy - 1.0%
114,000	Saipem SpA	1,696,581

Japan - 16.2%
51,000	Canon Inc.	2,525,810
19,500	Daiichikosho Co., Ltd.	354,340
32,000	Daikin Industries Ltd.	779,584
300	Dentsu, Inc.	742,885
184,000	Dowa Mining Co., Ltd.	1,260,375
44,500	Honda Motor Co., Ltd.	2,291,097
2,000	Honda Motor Co., Ltd., Sponsored ADR	51,540
16,300	Hoya Corp.	2,012,364
31,000	Ito-Yokado Co., Ltd. (a)	1,032,735
304	Mitsubishi Tokyo Financial Group Inc. (a)	2,556,238
27,300	Nichii Gakkan Co. (a)	717,365
8,700	Nidec Corp. (a)	942,342
350	NTT Data Corp. (a)	1,159,756

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Japan (continued)
11,000	Orix Corp.	$1,628,468
1,080	Rakuten Inc. (a)	829,252
50,000	Ricoh Co., Ltd.	767,381
500	Seven-Eleven Japan Co., Ltd., ADR (a)	13,961
102,000	Sharp Corp.	1,546,377
34,600	Shin-Etsu Chemical Co., Ltd. (a)	1,312,929
79,000	Terumo Corp. (a)	2,216,630
46,000	Trend Micro Inc.	1,651,272

	Total Japan	26,392,701

Mexico - 2.2%
800,100	Wal-Mart de Mexico SA de CV	3,578,729

Netherlands - 2.7%
39,351	ING Groep NV (a)*	1,192,266
40,000	Randstad Holding NV	1,631,594
51,950	Royal Dutch Shell PLC, Class A Shares*	1,597,938

	Total Netherlands	4,421,798

Norway - 1.1%
159,900	Stolt Offshore SA (a)*	1,849,695

Singapore - 1.4%
150,000	DBS Group Holdings Ltd.	1,453,681
289,000	Singapore Press Holdings Ltd.	796,737

	Total Singapore	2,250,418

Spain - 5.7%
111,000	Banco Bilbao Vizcaya Argentaria SA (a)	1,872,730
205,000	Indra Sistemas SA (a)	4,075,285
198,744	Telefonica SA	3,348,277

	Total Spain	9,296,292

Sweden - 2.3%
111,000	Atlas Copco AB, Class A Shares	1,886,685
534,000	Telefonaktiebolaget LM Ericsson, Class B Shares (a)*	1,829,050

	Total Sweden	3,715,735

Switzerland - 12.3%
107,500	Mettler-Toledo International Inc.*	5,643,750
6,740	Nestle SA	1,851,130
41,000	Novartis AG	1,997,281
45,900	Roche Holding AG	6,247,906
9,000	Synthes Inc.*	977,546
40,000	UBS AG	3,291,120

	Total Switzerland	20,008,733

United Kingdom - 23.4%
52,000	BOC Group PLC	989,797
337,300	BP PLC	3,735,317
514,800	Capita Group PLC	3,278,404
130,000	Diageo PLC	1,797,551
89,705	HSBC Holdings PLC (a)	1,458,327
825	HSBC Holdings PLC, Sponsored ADR (a)	66,817
250,000	MFI Furniture Group PLC	510,168
896,000	O2 PLC*	2,194,919
70,000	Rio Tinto PLC	2,334,811
60,171	Royal Bank of Scotland Group PLC	1,793,147
1,069,000	Serco Group PLC	4,583,927
151,700	Smith & Nephew PLC	1,443,771
576,352	Tesco PLC	3,300,306
357,000	Tomkins PLC	1,719,245
2,896,000	Vodafone Group PLC	7,463,655

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
United Kingdom (continued)
142,700	WPP Group PLC	$1,513,759

	Total United Kingdom	38,183,921

United States - 1.1%
101,814	News Corp., Class B Shares (a)	1,765,455

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $114,000,613)	162,415,984

SHORT-TERM INVESTMENT - 11.9%
Securities Purchased from Securities Lending Collateral - 11.9%
$19,403,251	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $19,403,251)	19,403,251

	TOTAL INVESTMENTS - 111.4% (Cost - $133,403,864#)	181,819,235
	Liabilities in Excess of Other Assets - (11.4)%	(18,668,569)

	TOTAL NET ASSETS - 100.0%	$163,150,666

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY: INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)

Summary of Investments by Sector*

Financials	16.9%
Information Technology	16.3%
Consumer Discretionary	14.4%
Health Care	12.2%
Industrials	11.2%
Telecommunication Services	8.0%
Materials	7.7%
Energy	7.5%
Consumer Staples	5.8%

100.0%

*	As a percentage of total investments (excluding securities purchased from securities lending collateral). Please note that the fund holdings are as of July 31, 2005 and are subject to change.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 19.6%
Automobiles - 1.1%
$350,000	AAA	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	$342,881
55,254	AA	MMCA Automobile Trust, Series 2001-4, Class A4, 4.920% due 8/15/07	55,358

		Total Automobiles	398,239

Credit Card - 2.3%
250,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 3.780% due 12/22/08 (a)	250,813
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 3.588% due 12/15/10 (a)	376,889
225,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A, 3.818% due 4/15/11 (a)	225,613

		Total Credit Card	853,315

Diversified Financial Services - 1.7%
		Business Loan Express:
120,846	Aaa(b)	Series 2001-1A, Class A, 4.080% due 7/20/27 (a)(c)	121,601
154,315	AAA	Series 2002-AA, Class A, 4.110% due 6/25/28 (a)(c)	155,377
111,385	AAA	Series 2003-2A, Class A, 4.260% due 1/25/32 (a)(c)	113,368
213,761	AAA	Series 2003-AA, Class A, 4.338% due 5/15/29 (a)(c)	217,217

		Total Diversified Financial Services	607,563

Home Equity - 14.5%
161,033	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 3.830% due 9/25/34 (a)	161,468
2,392	AAA	Amortizing Residential Collateral Trust, Series 2002-BC10, Class A3, 3.890% due 1/25/33 (a)	2,394
206,843	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 3.850% due 10/25/34 (a)	207,397
		Asset-Backed Securities Corp., Home Equity Loan Trust:
234,352	AAA	Series 2001-HE3, Class A1, 3.658% due 11/15/31 (a)	234,571
21,909	AAA	Series 2003-HE3, Class A2, 3.738% due 6/15/33 (a)	21,925
		Bayview Financial Acquisition Trust:
150,000	Aaa(b)	Series 2001-CA, Class A1, 3.830% due 8/25/36 (a)(c)	150,097
142,463	Aaa(b)	Series 2002-DA, Class A, 3.890% due 8/25/32 (a)(c)	142,635
54,784	AAA	Series 2003-E, Class A, 3.981% due 10/28/34 (a)	54,968
130,000	AAA	Series 2003-G, Class A1, 4.081% due 1/28/39 (a)	130,447
198,746	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 3.860% due 9/25/34 (a)	199,076
		Bear Stearns Asset-Backed Securities Inc.:
114,876	AAA	Series 2003-1, Class A1, 3.960% due 11/25/42 (a)	115,449
99,335	AAA	Series 2003-SD3, Class A, 3.940% due 12/25/42 (a)	99,562
245,000	AAA	Series 2005-HE1, Class 1A2, 3.690% due 1/25/35 (a)	245,235
247,113	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 3.770% due 1/25/33 (a)	247,642
175,895	AAA	Cendant Mortgage Corp., Series 2003-A, Class A3, 4.010% due 7/25/43 (a)(c)	176,620
250,000	AAA	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4, 3.910% due 11/25/34 (a)	251,084
248,000	AA+	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE16, Class M1, 4.110% due 11/25/31 (a)	248,968
101,618	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 3.920% due 8/25/32 (a)	101,817
86,045	AAA	Fremont Home Loan Trust, Series 2003-A, Class 2A2, 3.815% due 8/25/33 (a)	86,231
425,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-HE2, Class A2, 2.880% due 10/25/33 (a)	417,249
100,189	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 3.980% due 10/20/32 (a)	100,344

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity (continued)
$247,972	AAA	Morgan Stanley ABS Capital I Trust, Series 2003-HE1, Class A4, 3.960% due 5/25/33 (a)	$248,499
450,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 4.080% due 8/25/34 (a)	452,464
48,729	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.880% due 2/25/33 (a)	48,910
241,921	AAA	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 3.960% due 12/25/33 (a)	243,372
31,288	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 3.710% due 3/25/32 (a)	31,347
143,053	AAA	Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class A2, 3.710% due 2/25/34 (a)	143,140
75,770	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 3.910% due 8/25/31 (a)	76,012
40,542	Aaa(b)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 3.800% due 1/25/34 (a)	40,597
		Structured Asset Investment Loan Trust:
97,379	AAA	Series 2003-BC1, Class A2, 3.800% due 1/25/33 (a)	97,637
450,000	AAA	Series 2003-BC10, Class 3A5, 3.940% due 10/25/33 (a)	451,045

		Total Home Equity	5,228,202

		TOTAL ASSET-BACKED SECURITIES (Cost - $7,079,846)	7,087,319

COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8%
300,000	AAA	ABN AMRO Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	297,184
		Banc of America Mortgage Securities Inc.:
229,872	AAA	Series 2003-F, Class 1A1, 2.969% due 7/25/33 (a)	228,242
146,985	AAA	Series 2004-A, Class 1A1, 3.483% due 2/25/34 (a)	146,202
165,853	AAA	Series 2005-A, Class 2A1, 4.479% due 2/25/35 (a)	164,184
157,186	AAA	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 3.880% due 11/25/34 (a)	157,595
315,051	AAA	Bear Stearns ARM Trust, Series 2004-12, Class 1A1, 4.259% due 2/25/35 (a)	312,491
213,069	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 4.060% due 10/25/33 (a)	213,194
		Countrywide Home Loan Mortgage Pass-Through Trust:
251,675	AAA	Series 2001-HYB1, Class 1A1, 4.394% due 6/19/31 (a)	252,990
135,327	AAA	Series 2002-26, Class A4, 3.960% due 12/25/17 (a)	135,636
148,118	AAA	Series 2003-HYB3, Class 7A1, 3.797% due 11/19/33 (a)	143,945
326,746	Aaa(b)	Series 2004-19, Class A1, 5.500% due 10/25/34	327,323
9,266	AAA	Credit-Based Asset Servicing & Securitization, Series 2002-CB6, Class 2A1, 3.960% due 1/25/33 (a)	9,274
431,775	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 3.910% due 6/25/34 (a)	433,010
		Federal Home Loan Mortgage Corp. (FHLMC):
595,625	AAA	Series 2576, Class FJ, 3.838% due 4/15/28 (a)(d)	598,146
250,000	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	251,928
375,000	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16	378,738
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
430,138	AAA	Series 2001-T1, Class A2, 4.686% due 10/25/40 (a)	439,054
250,553	AAA	Series 2002-T18, Class A5, 4.707% due 5/25/42 (a)	256,860
192,415	AAA	Series 2002-T19, Class A4, 4.632% due 3/25/42 (a)	196,183
		REMIC Trust:
352,809	AAA	Series 2003-117, Class KF, PAC, 3.860% due 8/25/33 (a)	354,291
68,339	AAA	Series 2003-124, Class F, 3.760% due 1/25/34 (a)	68,543
391,241	AAA	Series 2004-31, Class FG, 3.860% due 8/25/33 (a)	392,573

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$293,671	AAA	Series 1997-20, Class F, 3.137% due 3/25/27 (a)	$293,854
143,910	AAA	Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	140,954
		Whole Loan:
141,772	AAA	Series 2003-W14, Class 2A, 4.518% due 1/25/43 (a)	144,468
249,652	AAA	Series 2003-W15, Class 3A, 4.598% due 12/25/42 (a)	254,968
112,305	AAA	Series 2003-W6, Class F, 3.810% due 9/25/42 (a)	112,896
251,940	AAA	Series 2004-T2, Class 2A, 4.504% due 7/25/43 (a)	256,057
82,191	AAA	GGP Mall Properties Trust, Series 2001-C1A, Class A3, 4.088% due 2/15/14 (a)(c)	82,278
405,283	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 4.209% due 1/17/18 (a)(c)	406,154
308,876	AA+	IMPAC CMB Trust, Series 2003-8, Class 1A2, 3.910% due 10/25/33 (a)	309,340
147,741	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 3.860% due 11/25/34 (a)	148,185
346,847	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 3.804% due 9/26/45 (a)(c)	346,847
508,894	AAA	MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 5A1, 3.979% due 12/25/33 (a)(d)	509,371
393,903	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 3.860% due 11/25/33 (a)	394,120
		Merrill Lynch Mortgage Investors Inc.:
66,624	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (a)	66,412
277,082	AAA	Series 2005-A2, Class A4, 4.502% due 2/25/35 (a)	274,694
157,213	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 3.399% due 7/25/34 (a)	156,673
		Residential Asset Securitization Trust:
157,668	AAA	Series 2003-A11, Class A2, PAC, 3.910% due 11/25/33 (a)	157,713
369,839	AAA	Series 2004-A2, Class 1A3, PAC, 3.860% due 5/25/34 (a)	370,758
70,598	AAA	Series 2004-A4, Class A2, PAC, 3.810% due 8/25/34 (a)	70,594
131,758	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 3.860% due 6/25/33 (a)	131,816
		Sequoia Mortgage Trust:
187,766	AAA	Series 2003-2, Class A1, 3.760% due 6/20/33 (a)	187,894
66,609	AAA	Series 9, Class 2A, 4.712% due 9/20/32 (a)	67,261
		Structured ARM Loan Trust:
242,487	AAA	Series 2004-1, Class 1A, 5.724% due 2/25/34 (a)	246,304
80,632	AAA	Series 2004-1, Class 2A, 3.770% due 2/25/34 (a)	80,734
135,426	Aaa(b)	Series 2004-17, Class A1, 3.650% due 11/25/34 (a)	135,358
102,068	AAA	Series 2004-7, Class A1, 3.730% due 6/25/34 (a)	102,119
150,000	AAA	Series 2005-3XS, Class A2, 3.710% due 1/25/35 (a)	150,124
		Structured Asset Mortgage Investments Inc.:
69,154	AAA	Series 2002-AR1, Class 1A, 4.921% due 3/25/32 (a)	69,670
95,668	AAA	Series 2002-AR1, Class 2A, 4.544% due 3/25/32 (a)	96,359
357,557	AAA	Series 2002-AR2, Class A1, 3.787% due 12/19/33 (a)	359,087
346,690	AAA	Series 2005-AR3, Class 2A1, 4.684% due 8/25/35 (a)	352,161
		Structured Asset Securities Corp.:
115,611	AA	Series 1998-3, Class M1, 4.460% due 3/25/28 (a)	115,753
125,755	AA	Series 1998-8, Class M1, 4.400% due 8/25/28 (a)	125,903
224,712	AAA	Series 2002-08A, Class 7A1, 4.524% due 5/25/32 (a)	225,656
103,544	AAA	Series 2002-16A, Class 1A1, 5.644% due 8/25/32 (a)	104,960
68,372	AAA	Series 2002-18A, Class 4A, 4.863% due 9/25/32 (a)	70,173
46,762	AAA	Series 2003-8, Class 2A9, 3.960% due 4/25/33 (a)	46,779
11,026	AAA	Series 2003-NP3, Class A1, 3.960% due 11/25/33 (a)(c)	11,038
255,125	Aaa(b)	Series 2004-NP1, Class A, 3.860% due 9/25/33 (a)(c)	255,446
250,000	AAA	Series 2005-RF3, Class 2A, 4.622% due 6/25/35 (a)(c)	255,000
		Thornburg Mortgage Securities Trust:

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$248,669	AAA	Series 2004-1, Class I2A, 3.910% due 3/25/44 (a)	$249,291
220,681	AAA	Series 2004-3, Class A, 3.830% due 9/25/34 (a)	221,432
		Washington Mutual:
94,030	AAA	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (a)	93,674
266,909	AAA	Series 2003-S6, Class 2A8, 3.860% due 7/25/18 (a)	267,388
148,702	AAA	Series 2004-AR2, Class A, 4.033% due 4/25/44 (a)	150,361
294,812	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 4.982% due 11/25/30 (a)	295,716
		Wells Fargo Mortgage Backed Securities Trust:
133,053	Aaa(b)	Series 2003-5, Class A4, PAC, 3.860% due 5/25/33 (a)	133,208
200,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)	199,213
135,942	AAA	Series 2004-S, Class A2, 3.540% due 9/25/34 (a)	135,509
262,373	AAA	Series 2004-Y, Class 1A1, 4.580% due 11/25/34 (a)	259,419

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,489,480)	15,448,728

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.6%
U.S. Government Agencies - 34.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
		One Year CMT ARM:
212,916		4.474% due 2/1/23 (a)	216,540
172,136		4.429% due 4/1/26 (a)	174,866
219,540		5.270% due 7/1/29 (a)	225,716
116,878		4.693% due 8/1/30 (a)	119,108
163,159		3.367% due 10/1/33 (a)	162,958
541,163		One Year LIBOR, 4.070% due 5/1/33 (a)(d)	537,996
		Federal National Mortgage Association (FNMA):
1,701		9.500% due 12/1/06	1,724
317,732		12.000% due 4/20/16	373,309
		One Year CMT ARM:
508,266		3.753% due 8/1/15 (a)(d)	509,962
331,637		3.976% due 4/1/20 (a)	330,973
329,338		4.604% due 11/1/25 (a)	336,058
446,888		4.808% due 1/1/26 (a)	459,942
527,714		4.731% due 7/1/26 (a)(d)	539,983
278,786		4.467% due 5/1/28 (a)	283,054
145,798		4.674% due 5/1/28 (a)	150,683
232,240		4.777% due 5/1/28 (a)	238,226
312,175		4.809% due 9/1/30 (a)	323,108
150,339		4.724% due 9/1/32 (a)	151,737
112,191		3.832% due 1/1/33 (a)	113,658
135,897		4.284% due 2/1/33 (a)	136,064
134,915		4.053% due 5/1/33 (a)	134,656
280,102		4.205% due 7/1/33 (a)	277,372
348,722		3.640% due 9/1/33 (a)	341,962
		One Year LIBOR:
108,907		4.075% due 1/1/33 (a)	108,995
196,273		4.206% due 6/1/33 (a)	195,621
279,135		4.063% due 7/1/33 (a)	277,960
128,270		3.147% due 8/1/33 (a)	126,792
154,823		4.151% due 10/1/33 (a)	153,686
358,051		4.443% due 2/1/34 (a)	355,334
473,665		3.401% due 4/1/34 (a)	469,354
327,523		4.317% due 8/1/34 (a)	327,117

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$419,579	4.772% due 10/1/34 (a)	$422,522
481,482	4.302% due 3/1/35 (a)(d)	479,134
162,861	3.489% due 7/1/43 (a)	163,711
	Six Month LIBOR:
101,575	4.857% due 2/1/33 (a)	103,325
354,391	4.278% due 4/1/33 (a)	352,988
273,759	4.310% due 4/1/33 (a)	272,884
283,428	4.609% due 4/1/33 (a)	284,988
268,907	4.951% due 4/1/33 (a)	277,160
128,057	4.545% due 5/1/33 (a)	128,356
52,171	4.436% due 6/1/33 (a)	52,068
399,104	3.997% due 8/1/34 (a)	391,272
288,567	4.511% due 10/1/34 (a)	287,204
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
270,621	4.375% due 5/20/26-5/20/32 (a)	273,849
82,814	3.500% due 7/20/34 (a)	81,085
756,682	4.000% due 1/20/35-2/20/35 (a)	755,015

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,561,835)	12,480,075

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,131,161)	35,016,122

SHORT-TERM INVESTMENTS - 4.6%
Repurchase Agreements - 4.6%
658,000	Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05 with Morgan Stanley, 3.300% due 8/1/05, 3.300% due 8/1/05, Proceeds at maturity - $658,181; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 6/28/07 to 7/7/25; Market value - $671,351)	658,000
1,000,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $1,000,275; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $1,020,002) (d)	1,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,658,000)	1,658,000

	TOTAL INVESTMENTS - 101.6% (Cost - $36,789,161#)	36,674,122
	Liabilities in Excess of Other Assets - (1.6)%	(594,064)

	TOTAL NET ASSETS - 100.0%	$36,080,058

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005.

(b)	Rating by Moody’s Investors Service Inc.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(d)	All or a portion of this security is segregated for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury Index
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International All Cap Growth Portfolio (“SBIACG”) and SB Adjustable Rate Income Portfolio (“SBARIP”) (“Funds”) are separate diversified investment funds of Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Foreign Risk. SBIACG’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of SBIACG. Foreign investments may also subject SBIACG to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation(depreciation)
SBIACG	$50,968,413	$(2,553,042)	$48,415,371
SBARIP	42,032	(157,071)	(115,039)

At July 31, 2005, SBARIP had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. 2 Year Treasury Notes	18	9/05	$3,740,351	$3,716,719	$23,632

At July 31, 2005, SBARIP had deposited $8,100 with the broker dealer as initial margin collateral.

At July 31, 2005, SBIACG loaned securities having a market value of $18,451,263. SBIACG received cash collateral amounting to $19,403,251 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act. At July 31,2005, SBARIP did not have any securities on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	September 28, 2005